Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Commercial and industrial	R$ 13,121,033	R$ 10,512,903
Real estate - Construction	759,020	589,884
Installment loans to individuals	26,784,341	24,545,476
Lease financing	29,788	20,644
Total	R$ 40,694,182	R$ 35,668,907